Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 10,348	£ 11,058
Charge for the year	(989)	(1,017)	£ (954)
Impairment losses	443	669	203
Property, plant and equipment at end of period	10,176	10,348	11,058
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21,599	22,488
Exchange adjustments	237	(705)
Additions through business combinations	5	360
Other additions	1,228	1,280
Capitalised borrowing costs	15	25
Disposals and write-offs	(1,240)	(573)
Reclassifications	(29)	(69)
Transfer to assets held for sale	(332)	(1,037)
Property, plant and equipment at end of period	21,483	21,599	22,488
Cost [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		(170)
Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,318
Property, plant and equipment at end of period		22,318
Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,407)	(10,767)
Exchange adjustments	(126)	270
Charge for the year	(989)	(1,017)
Disposals and write-offs	870	399
Transfer to assets held for sale	202	636
Property, plant and equipment at end of period	(10,450)	(10,407)	(10,767)
Depreciation and amortisation [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		72
Depreciation and amortisation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,695)
Property, plant and equipment at end of period		(10,695)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(844)	(663)
Exchange adjustments	(5)	30
Disposals and write-offs	330	115
Impairment losses	(477)	(679)
Reversal of impairments	34	10
Transfer to assets held for sale	105	343
Property, plant and equipment at end of period	(857)	(844)	(663)
Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(663)
Property, plant and equipment at end of period		(663)
Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,251)
Property, plant and equipment at end of period	(11,307)	(11,251)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,037	4,404
Property, plant and equipment at end of period	3,898	4,037	4,404
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,632	7,811
Exchange adjustments	106	(254)
Additions through business combinations		149
Other additions	29	42
Disposals and write-offs	(336)	(34)
Reclassifications	189	243
Transfer to assets held for sale	(132)	(261)
Property, plant and equipment at end of period	7,488	7,632	7,811
Land and buildings [member] | Cost [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		(64)
Land and buildings [member] | Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,747
Property, plant and equipment at end of period		7,747
Land and buildings [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,216)	(3,233)
Exchange adjustments	(49)	74
Charge for the year	(271)	(265)
Disposals and write-offs	154	19
Transfer to assets held for sale	72	159
Property, plant and equipment at end of period	(3,310)	(3,216)	(3,233)
Land and buildings [member] | Depreciation and amortisation [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		30
Land and buildings [member] | Depreciation and amortisation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,203)
Property, plant and equipment at end of period		(3,203)
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(379)	(174)
Exchange adjustments	(6)	13
Disposals and write-offs	190	2
Impairment losses	(147)	(312)
Reversal of impairments	13	2
Transfer to assets held for sale	49	90
Property, plant and equipment at end of period	(280)	(379)	(174)
Land and buildings [member] | Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(174)
Property, plant and equipment at end of period		(174)
Land and buildings [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,595)
Property, plant and equipment at end of period	(3,590)	(3,595)
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,425	4,582
Property, plant and equipment at end of period	4,414	4,425	4,582
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,061	12,537
Exchange adjustments	121	(381)
Additions through business combinations	5	177
Other additions	147	154
Disposals and write-offs	(875)	(528)
Reclassifications	840	919
Transfer to assets held for sale	(194)	(711)
Property, plant and equipment at end of period	12,105	12,061	12,537
Plant, equipment and vehicles [member] | Cost [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		(106)
Plant, equipment and vehicles [member] | Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,431
Property, plant and equipment at end of period		12,431
Plant, equipment and vehicles [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,191)	(7,534)
Exchange adjustments	(77)	196
Charge for the year	(718)	(752)
Disposals and write-offs	716	380
Transfer to assets held for sale	130	477
Property, plant and equipment at end of period	(7,140)	(7,191)	(7,534)
Plant, equipment and vehicles [member] | Depreciation and amortisation [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		42
Plant, equipment and vehicles [member] | Depreciation and amortisation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,492)
Property, plant and equipment at end of period		(7,492)
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(445)	(421)
Exchange adjustments	0	11
Disposals and write-offs	124	77
Impairment losses	(303)	(329)
Reversal of impairments	18	8
Transfer to assets held for sale	55	209
Property, plant and equipment at end of period	(551)	(445)	(421)
Plant, equipment and vehicles [member] | Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(421)
Property, plant and equipment at end of period		(421)
Plant, equipment and vehicles [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,636)
Property, plant and equipment at end of period	(7,691)	(7,636)
Assets in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,886	2,072
Property, plant and equipment at end of period	1,864	1,886	2,072
Assets in construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,906	2,140
Exchange adjustments	10	(70)
Additions through business combinations		34
Other additions	1,052	1,084
Capitalised borrowing costs	15	25
Disposals and write-offs	(29)	(11)
Reclassifications	(1,058)	(1,231)
Transfer to assets held for sale	(6)	(65)
Property, plant and equipment at end of period	1,890	1,906	2,140
Assets in construction [member] | Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,140
Property, plant and equipment at end of period		2,140
Assets in construction [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Charge for the year	0
Disposals and write-offs	0
Transfer to assets held for sale	0
Assets in construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20)	(68)
Exchange adjustments	1	6
Disposals and write-offs	16	36
Impairment losses	(27)	(38)
Reversal of impairments	3
Transfer to assets held for sale	1	44
Property, plant and equipment at end of period	(26)	(20)	£ (68)
Assets in construction [member] | Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(68)
Property, plant and equipment at end of period		(68)
Assets in construction [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20)
Property, plant and equipment at end of period	£ (26)	£ (20)